As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Vicki Horwitz
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – March 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Managers Report to Shareholders	1

CornerCap Balanced Fund	3
CornerCap Small-Cap Value Fund	5
CornerCap Large/Mid-Cap Value Fund	7

Fund Expenses	9

Schedules of Investment
CornerCap Balanced Fund	11
CornerCap Small-Cap Value Fund	18
CornerCap Large/Mid-Cap Value Fund	26

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights

CornerCap Balanced Fund	33
CornerCap Small-Cap Value Fund	34
CornerCap Large/Mid-Cap Value Fund	35

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	43

Additional Information	45

Managers Report to Shareholders (Unaudited)
March 31, 2015

Dear Shareholders,

The market environment for the year ending March 31, 2015, continued to favor equity investments over fixed income and most other asset classes.  Similarly, our shareholders have continued to benefit from the six-year recovery from the extreme market crash in 2008.  Those investors who stayed with their target equity exposure should be rewarded … and they were.

If we may say so ourselves, the equity returns for the 12 months ended a year ago (3/31/14) were abnormally high. Our large cap fund was up 28.42% and our small cap fund was up 33.09%.  In the near term, extraordinary investment returns make everyone happy.  But should they persist, a snowball could build for an even greater period of pain.  Returns would likely regress back to a normalized long term mean (average), and we would likely experience a mean correction.

The current-year results were more in-line with our longer term expectations.  For our equity funds, the CornerCap Large/Mid-Cap Value Fund was up 7.46% and the CornerCap Small-Cap Value Fund was up 8.21%.  The more conservative CornerCap Balanced Fund was up 5.12%.  (See the comparison of these returns to their relevant benchmarks, below.)

Our equity returns were hurt by an investor shift toward the mega stocks that offer an above-market yield.  This movement into higher yield and safety (size) can be attributed to slower worldwide growth, rising geopolitical risks, and some concern about a return to deflation.  Also, to some degree this shift in investor preference was caused by a growing disappointment in the fixed income market.  These investors expected interest rates to march higher throughout the year but rates continued to do the opposite.

As our long-term investors know, our outlook for the future starts with our Fundametrics® research process that completes a quantitative analysis and aggregation of over 5,000 companies over various market sectors.  Clearly, the equity market is not cheap, but it also is not trading at alarming levels.  Using price/earnings ratio (P/E) as a measure of the valuation risk, as of 3/31/15, the cap-weighted S&P 500 stock index had an 18.2 multiple, which is only slightly higher than its 16.4 long term average.  The P/E multiple for the buy candidates in our large-cap stock universe is 13.1.  Defensive stocks (e.g., utilities, health care, food and beverage) and REITs have become expensive.  Investors have “bid these stocks up” in anticipation of slowing growth in the US.

In the near term, we expect to maintain our allocations and long term commitment to equities, limiting our holdings in the highly valued defensive sectors.  We also expect to keep bond maturities relatively short in our Balanced Fund, recognizing that yields continue to be near their historic lows and the risk of inflation over time.  Thank you for your commitment to and investment in our fund company.

CornerCap Investment Counsel

Annual Report I March 31, 2015	1

Managers Report to Shareholders (Unaudited)
March 31, 2015

The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2015, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors.  The CornerCap Balanced Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, call and interest rate risk.  As interest rates rise the value of bond prices will decline.  The CornerCap Balanced Fund invests in ETFs (Exchange-Traded Funds) and is therefore subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Price-to-Earnings Ratio (“P/E Ratio”) is the current share price of a stock divided by its earnings per share.

2	www.cornercapfunds.com

Managers Report to Shareholders (Unaudited)
March 31, 2015

Annual Report I March 31, 2015	3

Managers Report to Shareholders (Unaudited)
March 31, 2015

4	www.cornercapfunds.com

Managers Report to Shareholders (Unaudited)
March 31, 2015

Annual Report I March 31, 2015	5

Managers Report to Shareholders (Unaudited)

6	www.cornercapfunds.com

Managers Report to Shareholders (Unaudited)
March 31, 2015

Annual Report I March 31, 2015	7

Managers Report to Shareholders (Unaudited)
March 31, 2015

8	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014, through March 31, 2015.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	October 1, 2014	March 31, 2015	Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$1,020.93	$5.54
Hypothetical (5% return before taxes)	$1,000.00	$1,019.45	$5.54

CornerCap Small-Cap Value Fund
Actual	$1,000.00	$1,152.26	$6.98
Hypothetical (5% return before taxes)	$1,000.00	$1,018.45	$6.54

CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$1,031.48	$6.08
Hypothetical (5% return before taxes)	$1,000.00	$1,018.95	$6.04

(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.10% for Balanced Fund; 1.30% for Small-Cap Value Fund and 1.20% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

Annual Report I March 31, 2015	9

Fund Expenses (Unaudited)

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fee or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

10	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Shares	Fair Value
COMMON STOCK (59.1%)
Advertising (0.7%)
Omnicom Group, Inc.	2,405	$187,542

Aerospace & Defense (0.7%)
The Boeing Co.	1,235	185,349

Agriculture (0.7%)
Archer-Daniels-Midland Co.	3,945	186,993

Auto Manufacturers (1.4%)
General Motors Co.	4,965	186,187
PACCAR, Inc.	2,985	188,473
		374,660
Banks (8.6%)
BB&T Corp.	4,935	192,416
Capital One Financial Corp.	2,280	179,710
Citigroup, Inc.	3,955	203,762
Fifth Third Bancorp	9,350	176,247
JPMorgan Chase & Co.	3,425	207,486
Regions Financial Corp.	20,465	193,394
SunTrust Banks, Inc.	4,685	192,507
The Bank of New York Mellon Corp.	5,140	206,834
The Goldman Sachs Group, Inc.	985	185,150
The PNC Financial Services Group, Inc.	2,135	199,067
U.S. Bancorp	4,115	179,702
Wells Fargo & Co.	3,420	186,048
		2,302,323
Biotechnology (0.7%)
Gilead Sciences, Inc. (a)	1,830	179,578

Chemicals (2.8%)
Celanese Corp., Class A	3,110	173,725
Eastman Chemical Co.	2,660	184,231
The Dow Chemical Co.	4,160	199,597
The Mosaic Co.	4,000	184,240
		741,793
Computers (4.6%)
Apple, Inc.	1,630	202,821
EMC Corp.	6,805	173,936
Hewlett-Packard Co.	4,945	154,086
International Business Machines Corp.	1,165	186,983

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		11

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Shares	Fair Value
Computers (4.6%) (continued)
NetApp, Inc.	4,405	$156,201
Western Digital Corp.	2,035	185,205
Xerox Corp.	14,335	184,205
		1,243,437
Diversified Financial Services (2.0%)
American Express Co.	2,295	179,285
Ameriprise Financial, Inc.	1,410	184,485
Discover Financial Services	3,280	184,828
		548,598
Electric (2.1%)
DTE Energy Co.	2,315	186,797
Entergy Corp.	2,205	170,866
Public Service Enterprise Group, Inc.	4,685	196,395
		554,058
Electrical Components & Equipment (0.7%)
Emerson Electric Co.	3,245	183,732

Engineering & Construction (0.7%)
Fluor Corp.	3,430	196,059

Food (0.7%)
Tyson Foods, Inc., Class A	4,740	181,542

Forest Products & Paper (0.7%)
International Paper Co.	3,375	187,279

Healthcare Services (2.3%)
Aflac, Inc.	3,110	199,071
CIGNA Corp.	1,760	227,814
Quest Diagnostics, Inc.	2,640	202,884
		629,769
Insurance (5.7%)
ACE, Ltd.	1,660	185,073
Aetna, Inc.	1,850	197,081
Assurant, Inc.	2,725	167,342
CNA Financial Corp.	4,790	198,450
Lincoln National Corp.	3,290	189,043
MetLife, Inc.	3,960	200,178
The Allstate Corp.	2,775	197,497
The Travelers Cos., Inc.	1,795	194,093
		1,528,757

The accompanying notes to financial statements are an integral part of these financial statements.
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SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Shares	Fair Value
Internet (0.6%)
Symantec Corp.	7,005	$163,672

Leisure Time (0.7%)
Harley-Davidson, Inc.	3,045	184,953

Lodging (0.7%)
Las Vegas Sands Corp.	3,255	179,155

Machinery - Construction & Mining (0.6%)
Caterpillar, Inc.	2,135	170,864

Media (1.9%)
Comcast Corp., Class A	3,405	192,280
Scripps Networks Interactive, Inc., Class A	2,445	167,629
Viacom, Inc., Class B	2,435	166,311
		526,220
Miscellaneous Manufacturing (3.4%)
Alcoa, Inc.	12,030	155,428
Dover Corp.	2,500	172,800
Nucor Corp.	4,255	202,240
Parker Hannifin Corp.	1,545	183,515
Precision Castparts Corp.	920	193,200
		907,183
Oil & Gas (2.9%)
Ensco PLC, Class A	6,650	140,115
Marathon Petroleum Corp.	1,830	187,374
Tesoro Corp.	2,315	211,336
Valero Energy Corp.	3,645	231,895
		770,720
Oil & Gas Services (3.3%)
Cameron International Corp. (a)	4,275	192,888
FMC Technologies, Inc. (a)	4,805	177,833
Halliburton Co.	4,560	200,093
National Oilwell Varco, Inc.	2,815	140,722
Schlumberger, Ltd.	2,175	181,482
		893,018
Pharmaceuticals (1.4%)
Express Scripts Holding Co. (a)	2,185	189,592
Teva Pharmaceutical Industries, Ltd., ADR	3,235	201,541
		391,133

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		13

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Shares	Fair Value
Retail (4.3%)
Bed Bath & Beyond, Inc. (a)	2,600	$199,615
Best Buy Co., Inc.	4,700	177,613
Kohl's Corp.	2,550	199,537
Macy's, Inc.	2,915	189,213
Ralph Lauren Corp.	1,405	184,757
The Gap, Inc.	4,690	203,218
		1,153,953
Semiconductors (2.1%)
Intel Corp.	5,415	169,327
NVIDIA Corp.	9,095	190,313
QUALCOMM, Inc.	2,940	203,860
		563,500
Software (0.7%)
CA, Inc.	5,975	194,845

Telecommunications (0.7%)
Cisco Systems, Inc.	6,610	181,940

Transportation (0.7%)
Cummins, Inc.	1,300	180,232

TOTAL COMMON STOCK (COST $15,319,671)		15,872,857

EXCHANGE TRADED FUNDS (4.0%)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	20,260	528,989
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	530,557

TOTAL EXCHANGE TRADED FUNDS (COST $1,069,739)		1,059,546

	Principal Amount	Fair Value
GOVERNMENT BOND (2.0%)
U.S. Treasury Inflation Indexed Bonds, 0.125%, 01/15/2022	$ 516,365	520,803

TOTAL GOVERNMENT BOND (COST $508,399)		520,803

The accompanying notes to financial statements are an integral part of these financial statements.
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SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Principal Amount	Fair Value
CORPORATE BONDS (28.4%)
Agriculture (0.8%)
Reynolds American, Inc., 6.750%, 06/15/2017	$ 200,000	$221,904

Auto Manufacturers (1.4%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	364,663

Banks (3.4%)
Bank of America Corp., 4.750%, 08/15/2020	250,000	273,288
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	350,208
The Goldman Sachs Group, Inc., 4.000%, 03/18/2029(b)	300,000	293,416
		916,912
Chemicals (1.7%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	301,235
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	152,220
		453,455
Cosmetics & Personal Care (0.6%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	163,501

Diversified Financial Services (3.3%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	260,248
Fiserv, Inc., 4.750%, 06/15/2021	300,000	333,294
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	307,944
		901,486
Electronics (2.2%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	294,430
Tech Data Corp., 3.750%, 09/21/2017	300,000	309,059
		603,489
Entertainment (1.0%)
International Game Technology, 7.500%, 06/15/2019	250,000	266,714

Food (0.7%)
Safeway, Inc., 3.950%, 08/15/2020	200,000	180,500

Healthcare Services (1.1%)
Humana, Inc., 6.300%, 08/01/2018	250,000	285,397

Home Furnishings (0.6%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	159,807

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		15

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Principal Amount	Fair Value
Insurance (2.2%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	$ 150,000	$174,556
WR Berkley Corp., 5.600%, 05/15/2015	150,000	150,784
WR Berkley Corp., 5.375%, 09/15/2020	230,000	260,047
		585,387
Lodging (1.0%)
Starwood Hotels & Resorts Woldwide, Inc., 7.375%, 11/15/2015	250,000	259,486
Media (1.0%)
DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc., 5.000%, 03/01/2021	$ 255,000	$283,828

Oil & Gas (1.7%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	294,262
Statoil ASA, 6.700%, 01/15/2018	150,000	170,181
		464,443
Retail (5.7%)
AutoZone, Inc., 5.500%, 11/15/2015	150,000	154,418
Best Buy Co., Inc., 3.750%, 03/15/2016	200,000	204,500
Dillard's, Inc., 6.625%, 01/15/2018	275,000	299,750
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	456,225
Oshkosh Corp., 5.375%, 03/01/2022	100,000	103,750
Walgreen Co., 3.100%, 09/15/2022	305,000	307,439
		1,526,082
TOTAL CORPORATE BONDS (COST $7,548,767)		7,637,054

MUNICIPAL BONDS (1.7%)
Kansas (0.6%)
Johnson County KS, Build America General Obligations Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	155,874

North Dakota (0.5%)
Grand Forks ND, Build America Revenue Bonds, Series A, 4.500%, 09/01/2019	150,000	150,000

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	157,157

TOTAL MUNICIPAL BONDS (COST $452,802)		463,031

The accompanying notes to financial statements are an integral part of these financial statements.
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SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	March 31, 2015

	Principal Amount	Fair Value
CERTIFICATES OF DEPOSIT (0.9%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	$ 250,000	$250,409

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		250,409

	Shares	Fair Value
SHORT-TERM INVESTMENTS (3.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	988,775	$988,775

TOTAL SHORT-TERM INVESTMENTS (COST $988,775)		988,775

TOTAL INVESTMENTS (COST $26,138,153)	99.8%	26,792,475

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.2%	64,473

NET ASSETS	100.0%	$26,856,948

(a)	Non-income producing security.
(b)	Represents a step bond. Rate disclosed is as of March 31, 2015.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		17

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
COMMON STOCK (95.9%)
Aerospace & Defense (0.9%)
Ducommun, Inc. (a)	15,300	$396,270
Kaman Corp.	9,500	403,085
		799,355
Auto Manufacturers (0.4%)
Wabash National Corp. (a)	26,885	379,079

Auto Parts & Equipment (2.4%)
Cooper Tire & Rubber Co.	10,245	438,896
Cooper-Standard Holding, Inc. (a)	6,650	393,680
Douglas Dynamics, Inc.	21,560	492,430
Standard Motor Products, Inc.	10,750	454,295
Tower International, Inc. (a)	10,505	279,433
		2,058,734
Banks (13.8%)
Arrow Financial Corp.	14,826	402,526
BBCN Bancorp, Inc.	28,000	405,160
Chemical Financial Corp.	12,490	391,686
Community Trust Bancorp, Inc.	11,931	395,632
Customers Bancorp, Inc. (a)	16,605	404,498
Enterprise Financial Services Corp.	19,295	398,635
Fidelity Southern Corp.	24,540	414,235
Financial Institutions, Inc.	16,900	387,517
First Business Financial Services, Inc.	9,130	394,781
First Community Bancshares, Inc.	23,565	413,095
First Financial Corp.	11,745	421,528
First Interstate Bancsystem, Inc.	14,635	407,146
First Merchants Corp.	19,010	447,495
FirstMerit Corp.	20,540	391,492
German American Bancorp, Inc.	13,895	408,930
Great Southern Bancorp, Inc.	9,990	393,506
Hancock Holding Co.	12,880	384,597
Heartland Financial USA, Inc.	12,470	406,896
Horizon Bancorp.	17,295	404,530
Lakeland Bancorp, Inc.	35,991	413,896
MainSource Financial Group, Inc.	21,065	413,717
NBT Bancorp, Inc.	16,370	410,232
Old National Bancorp	28,100	398,739
S&T Bancorp, Inc.	13,655	387,529
Stock Yards Bancorp, Inc.	11,910	410,061
TowneBank/Portsmouth VA	24,835	399,347
Univest Corp. of Pennsylvania	20,470	405,101
Walker & Dunlop, Inc. (a)	23,655	419,403
WesBanco, Inc.	12,045	392,426
		11,724,336

The accompanying notes to financial statements are an integral part of these financial statements.
18		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Building Materials (1.5%)
Boise Cascade Co. (a)	11,825	$442,964
Century Aluminum Co. (a)	26,540	366,252
Universal Forest Products, Inc.	7,635	423,590
		1,232,806
Chemicals (2.0%)
A Schulman, Inc.	10,055	484,651
Cabot Corp.	9,050	407,250
Innospec, Inc.	9,030	418,902
Stepan Co.	9,460	394,103
		1,704,906
Commercial Services (2.2%)
American Public Education, Inc. (a)	12,770	382,844
DeVry Education Group, Inc.	11,205	373,799
Korn/Ferry International	10,225	336,096
Navigant Consulting, Inc. (a)	29,965	388,346
RPX Corp. (a)	27,235	391,912
		1,872,997
Computers (3.1%)
Computer Task Group, Inc.	29,660	216,815
Convergys Corp.	18,260	417,606
Insight Enterprises, Inc. (a)	14,815	422,524
Mentor Graphics Corp.	17,945	431,218
Science Applications International Corp.	7,435	381,787
Super Micro Computer, Inc. (a)	11,300	375,273
Sykes Enterprises, Inc. (a)	16,745	416,113
		2,661,336
Distribution/Wholesale (0.5%)
Houston Wire & Cable Co.	40,300	392,119

Diversified Financial Services (2.8%)
CRA International, Inc. (a)	10,890	338,897
Higher One Holdings, Inc. (a)	54,640	132,229
Nationstar Mortgage Holdings, Inc. (a)	13,595	336,748
Piper Jaffray Cos. (a)	7,320	384,007
Provident Financial Services, Inc.	21,535	401,628
Renasant Corp.	13,740	412,887
The JG Wentworth Co., Class A (a)	36,690	381,209
		2,387,605
Electric (1.5%)
Black Hills Corp.	8,095	408,312
El Paso Electric Co.	10,980	424,267
PNM Resources, Inc.	14,190	414,348
		1,246,927

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		19

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Electrical Components & Equipment (0.5%)
SL Industries, Inc. (a)	9,370	$400,568

Electronics (5.5%)
AVX Corp.	27,515	392,639
Benchmark Electronics, Inc. (a)	17,175	412,715
GSI Group, Inc. (a)	31,560	420,379
II-VI, Inc. (a)	29,320	541,247
Methode Electronics, Inc.	9,390	441,706
Newport Corp. (a)	20,970	399,688
OSI Systems, Inc. (a)	5,430	403,232
Plexus Corp. (a)	9,995	407,496
Sanmina Corp. (a)	17,440	421,874
Tech Data Corp. (a)	7,385	426,632
Zagg, Inc. (a)	44,575	386,465
		4,654,073
Engineering & Construction (1.9%)
Aegion Corp. (a)	22,260	401,793
Argan, Inc.	12,320	445,614
EMCOR Group, Inc.	8,910	414,048
MasTec, Inc. (a)	19,390	374,227
		1,635,682
Food (1.5%)
Fresh Del Monte Produce, Inc.	11,470	446,297
Ingles Markets, Inc., Class A	7,250	358,730
SpartanNash Co.	15,462	487,981
		1,293,008
Forest Products & Paper (1.9%)
KapStone Paper and Packaging Corp.	12,375	406,395
Neenah Paper, Inc.	6,605	413,077
Orchids Paper Products Co.	14,275	384,854
Schweitzer-Mauduit International, Inc.	9,045	417,155
		1,621,481
Gas (0.9%)
Southwest Gas Corp.	7,215	419,697
WGL Holdings, Inc.	5,585	314,994
		734,691
Hand & Machine Tools (0.5%)
Regal-Beloit Corp.	5,175	413,586

The accompanying notes to financial statements are an integral part of these financial statements.
20		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Healthcare Products (1.5%)
Exactech, Inc. (a)	17,620	$451,600
Greatbatch, Inc. (a)	7,375	426,644
Hill-Rom Holdings, Inc.	8,230	403,270
		1,281,514
Healthcare Services (2.6%)
Almost Family, Inc. (a)	12,350	$552,168
IPC The Hospitalist Co., Inc. (a)	8,870	413,697
LHC Group, Inc. (a)	11,155	368,450
Magellan Health, Inc. (a)	6,060	429,169
National Healthcare Corp.	6,380	406,470
		2,169,954
Home Builders (0.9%)
Thor Industries, Inc.	6,445	407,388
US Concrete, Inc. (a)	11,475	388,773
		796,161
Home Furnishings (1.8%)
Daktronics, Inc.	39,100	422,671
Flexsteel Industries, Inc.	13,040	408,021
Haverty Furniture Cos., Inc.	16,395	407,908
Hooker Furniture Corp.	16,620	316,611
		1,555,211
Household Products (0.5%)
Ennis, Inc.	29,160	411,739

Household Products/Wares (0.5%)
CSS Industries, Inc.	14,350	432,653

Insurance (7.5%)
American Equity Investment Life Holding Co.	13,905	405,053
American National Insurance Co.	2,805	275,984
AMERISAFE, Inc.	9,830	454,638
Aspen Insurance Holdings, Ltd.	8,615	406,886
FBL Financial Group, Inc., Class A	6,945	430,659
Federated National Holding Co.	11,540	353,124
Maiden Holdings, Ltd.	30,475	451,944
Montpelier Re Holdings, Ltd.	10,830	416,305
National General Holdings Corp.	22,450	419,815
Selective Insurance Group, Inc.	15,585	452,744
StanCorp Financial Group, Inc.	5,865	402,339
The Navigators Group, Inc. (a)	5,615	437,072
United Fire Group, Inc.	13,490	428,577
United Insurance Holdings Corp.	17,270	388,575
Universal Insurance Holdings, Inc.	27,030	691,698
		6,415,413

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		21

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Internet (0.9%)
Bankrate, Inc. (a)	31,760	$360,158
Dice Holdings, Inc. (a)	43,190	385,255
		745,413
Leisure Services (0.5%)
Steiner Leisure, Ltd. (a)	8,490	402,426

Machinery - Construction & Mining (0.5%)
Hyster-Yale Materials Handling, Inc.	5,930	434,610

Machinery - Diversified (1.8%)
Alamo Group, Inc.	6,955	439,069
Applied Industrial Technologies, Inc.	7,705	349,345
DXP Enterprises, Inc. (a)	7,420	327,148
Terex Corp.	15,730	418,260
		1,533,822
Media (0.9%)
Journal Communications, Inc., Class A (a)	26,725	396,064
Meredith Corp.	7,275	405,727
		801,791
Metal Fabricate & Hardware (0.5%)
Worthington Industries, Inc.	15,195	404,339

Mining (0.5%)
United States Lime & Minerals, Inc.	6,275	404,738

Miscellaneous Manufacturing (4.9%)
Actuant Corp., Class A	12,020	285,355
AZZ, Inc.	8,930	416,049
Blount International, Inc. (a)	30,445	392,132
Chase Corp.	7,475	326,882
Columbus McKinnon Corp.	16,250	437,775
Federal Signal Corp.	26,595	419,935
Hillenbrand, Inc.	13,130	405,323
Insteel Industries, Inc.	18,550	401,236
Lydall, Inc. (a)	10,420	330,522
Park-Ohio Holdings Corp.	7,075	372,640
Tredegar Corp.	20,170	405,619
		4,193,468
Office Furnishings (0.8%)
Herman Miller, Inc.	14,020	389,195
Knoll, Inc.	13,510	316,539
		705,734

The accompanying notes to financial statements are an integral part of these financial statements.
22		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Oil & Gas (1.5%)
Atwood Oceanics, Inc.	13,800	$387,918
Delek US Holdings, Inc.	10,735	426,716
PBF Energy, Inc.	13,195	447,575
		1,262,209
Oil & Gas Services (4.0%)
Bristow Group, Inc.	6,715	365,632
Forum Energy Technologies, Inc. (a)	21,000	411,600
Gulf Island Fabrication, Inc.	28,100	417,566
Helix Energy Solutions Group, Inc. (a)	29,605	442,891
Matrix Service Co. (a)	22,025	386,759
Newpark Resources, Inc. (a)	42,680	388,815
Oil States International, Inc. (a)	5,855	232,853
Tesco Corp.	35,195	400,167
Thermon Group Holdings, Inc. (a)	16,420	395,229
		3,441,512
Packaging & Containers (0.8%)
Silgan Holdings, Inc.	7,115	413,595
UFP Technologies, Inc. (a)	12,779	291,106
		704,701
Pharmaceuticals (2.1%)
Cambrex Corp. (a)	13,930	552,046
Nutraceutical International Corp. (a)	21,865	430,740
Omega Protein Corp. (a)	27,530	376,886
USANA Health Sciences, Inc. (a)	3,980	442,258
		1,801,930
Retail (3.9%)
America's Car-Mart, Inc. (a)	7,580	411,215
Genesco, Inc. (a)	5,855	417,052
GNC Holdings, Inc., Class A	10,855	532,655
Nautilus, Inc. (a)	25,395	387,782
Rocky Brands, Inc.	18,395	397,332
Stage Stores, Inc.	17,915	410,612
Stein Mart, Inc.	29,200	363,540
The Finish Line, Inc., Class A	16,730	410,219
		3,330,407
Savings & Loans (2.3%)
Dime Community Bancshares, Inc.	25,455	409,825
First Defiance Financial Corp. (a)	12,280	403,030
Flushing Financial Corp.	19,975	400,898
HomeStreet, Inc. (a)	21,525	394,338
WSFS Financial Corp.	5,165	390,629
		1,998,720

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		23

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Semiconductors (2.1%)
Diodes, Inc. (a)	15,815	$451,676
IXYS Corp.	33,475	412,412
Microsemi Corp. (a)	14,870	526,398
Semtech Corp. (a)	14,235	379,292
		1,769,778
Software (1.4%)
Coherent, Inc. (a)	6,080	394,957
PDF Solutions, Inc. (a)	18,635	333,939
Progress Software Corp. (a)	15,725	427,248
		1,156,144
Technology (0.5%)
TeleTech Holdings, Inc.	16,815	427,942

Telecommunications (2.7%)
Comtech Telecommunications Corp.	11,650	337,268
IDT Corp., Class B	19,660	348,965
Inteliquent, Inc.	25,600	402,944
Netgear, Inc. (a)	12,290	404,095
Polycom, Inc. (a)	30,215	404,881
Shenandoah Telecommunications Co.	13,920	433,747
		2,331,900
Textiles (0.5%)
Culp, Inc.	15,640	418,370

Transportation (2.3%)
Aaron's, Inc.	13,850	392,094
Air Transport Services Group, Inc. (a)	44,100	406,602
ArcBest Corp.	10,615	402,202
Con-way, Inc.	9,080	400,700
Universal Truckload Services, Inc.	12,610	317,520
		1,919,118
Water (0.4%)
SJW Corp.	12,180	376,484

Wholesale Distributors (1.0%)
ScanSource, Inc. (a)	10,750	436,988
United Stationers, Inc.	10,090	413,589
		850,577
TOTAL COMMON STOCK (COST $74,786,352)		81,692,067

The accompanying notes to financial statements are an integral part of these financial statements.
24		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	March 31, 2015

	Shares	Fair Value
SHORT-TERM INVESTMENTS (4.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	3,960,528	$3,960,528

TOTAL SHORT-TERM INVESTMENTS (COST $3,960,528)		3,960,528
TOTAL INVESTMENTS (COST $78,746,880)	100.6%	85,652,595
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)%	(475,286)
NET ASSETS	100.0%	$85,177,309

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		25

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	March 31, 2015

	Shares	Fair Value
COMMON STOCK (99.0%)
Advertising (1.2%)
Omnicom Group, Inc.	1,755	$136,855

Aerospace & Defense (1.2%)
The Boeing Co.	935	140,325

Agriculture (1.2%)
Archer-Daniels-Midland Co.	3,040	144,096

Auto Manufacturers (2.5%)
General Motors Co.	3,545	132,938
PACCAR, Inc.	2,430	153,430
		286,368
Banks (14.0%)
BB&T Corp.	3,510	136,855
Capital One Financial Corp.	1,690	133,206
Citigroup, Inc.	2,485	128,027
Fifth Third Bancorp	7,435	140,150
JPMorgan Chase & Co.	2,210	133,882
Regions Financial Corp.	13,660	129,087
SunTrust Banks, Inc.	3,465	142,377
The Bank of New York Mellon Corp.	3,345	134,603
The Goldman Sachs Group, Inc.	720	135,338
The PNC Financial Services Group, Inc.	1,415	131,934
U.S. Bancorp	3,285	143,456
Wells Fargo & Co.	2,455	133,552
		1,622,467
Biotechnology (1.2%)
Gilead Sciences, Inc. (a)	1,435	140,817

Chemicals (4.7%)
Celanese Corp., Class A	2,365	132,109
Eastman Chemical Co. (a)	1,915	132,633
The Dow Chemical Co.	3,020	144,899
The Mosaic Co.	2,845	131,041
		540,682
Computers (7.7%)
Apple, Inc.	1,135	141,228
EMC Corp.	5,575	142,497
Hewlett-Packard Co.	4,040	125,886
International Business Machines Corp.	915	146,858
NetApp, Inc.	3,910	138,649

The accompanying notes to financial statements are an integral part of these financial statements.
26		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Computers (7.7%) (continued)
Western Digital Corp.	720	$65,527
Xerox Corp.	10,505	134,989
		895,634
Diversified Financial Services (3.4%)
American Express Co.	1,680	131,242
Ameriprise Financial, Inc.	1,015	132,802
Discover Financial Services	2,275	128,196
		392,240
Electric (3.7%)
DTE Energy Co.	1,875	151,294
Entergy Corp.	1,830	141,806
Public Service Enterprise Group, Inc.	3,340	140,013
		433,113
Electrical Components & Equipment (1.2%)
Emerson Electric Co.	2,415	136,737

Engineering & Construction (1.2%)
Fluor Corp.	2,490	142,328

Food (1.3%)
Tyson Foods, Inc., Class A	3,835	146,880

Forest Products & Paper (1.2%)
International Paper Co.	2,480	137,615

Healthcare Services (3.7%)
Aetna, Inc.	1,335	142,218
CIGNA Corp.	1,050	135,912
Quest Diagnostics, Inc.	2,025	155,621
		433,751
Insurance (9.5%)
ACE, Ltd.	1,205	134,345
Aflac, Inc.	2,170	138,902
Assurant, Inc.	2,195	134,795
CNA Financial Corp.	3,275	135,683
Lincoln National Corp.	2,345	134,744
MetLife, Inc.	2,805	141,793
The Allstate Corp.	1,935	137,714
The Travelers Cos., Inc.	1,360	147,057
		1,105,033

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		27

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Internet (1.2%)
Symantec Corp.	5,745	$134,232

Leisure Time (1.2%)
Harley-Davidson, Inc.	2,370	143,954

Lodging (1.2%)
Las Vegas Sands Corp.	2,610	143,654

Machinery - Construction & Mining (1.0%)
Caterpillar, Inc.	1,510	120,845

Media (2.3%)
Scripps Networks Interactive, Inc., Class A	1,995	136,777
Viacom, Inc., Class B	1,980	135,234
		272,011
Miscellaneous Manufacturing (5.8%)
Alcoa, Inc.	9,250	119,510
Dover Corp.	1,900	131,328
Nucor Corp.	2,875	136,649
Parker Hannifin Corp.	1,255	149,069
Precision Castparts Corp.	640	134,400
		670,956
Oil & Gas (4.6%)
Ensco PLC, Class A	3,865	81,435
Marathon Petroleum Corp.	1,380	141,298
Tesoro Corp.	1,675	152,911
Valero Energy Corp.	2,490	158,414
		534,058
Oil & Gas Services (5.9%)
Cameron International Corp. (a)	3,295	148,671
FMC Technologies, Inc. (a)	3,755	138,973
Halliburton Co.	3,260	143,049
National Oilwell Varco, Inc.	2,260	112,977
Schlumberger, Ltd.	1,735	144,768
		688,438
Pharmaceuticals (2.6%)
Express Scripts Holding Co. (a)	1,785	154,884
Teva Pharmaceutical Industries, Ltd., ADR	2,315	144,225
		299,109

The accompanying notes to financial statements are an integral part of these financial statements.
28		www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	March 31, 2015

	Shares	Fair Value
Retail (7.2%)
Bed Bath & Beyond, Inc. (a)	1,820	$139,731
Best Buy Co., Inc.	3,325	125,652
Kohl's Corp.	1,820	142,415
Macy's, Inc.	2,145	139,232
Ralph Lauren Corp.	1,150	151,225
The Gap, Inc.	3,295	142,772
		841,027
Semiconductors (3.5%)
Intel Corp.	4,355	136,181
NVIDIA Corp.	6,230	130,363
QUALCOMM, Inc.	1,945	134,866
		401,410
Software (1.2%)
CA, Inc.	4,285	139,734

Telecommunications (1.2%)
Cisco Systems, Inc.	4,950	136,249

Transportation (1.2%)
Cummins, Inc.	1,030	142,799

TOTAL COMMON STOCK (COST $11,189,658)		11,503,417

SHORT-TERM INVESTMENTS (0.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	67,185	67,185

TOTAL SHORT-TERM INVESTMENTS (COST $67,185)		67,185

TOTAL INVESTMENTS (COST $11,256,843)	99.6%	11,570,602

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	42,502

NET ASSETS	100.0%	$11,613,104

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		29

Statements of Assets and Liabilities
March 31, 2015

60	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $26,138,153, $78,746,880 and $11,256,843, respectively)	$26,792,475	$85,652,595	$11,570,602
Receivable for fund shares subscribed	-	3,062	3,035
Receivable for investments sold	184,950	2,070,965	165,190
Dividends and interest receivable	109,040	57,402	19,244
Total assets	27,086,465	87,784,024	11,758,071

LIABILITIES:
Payable for investment securities purchased	189,609	2,520,778	132,600
Payable for fund shares redeemed	15,020	-	-
Advisory fee payable	18,100	52,884	7,214
Operating expense payable	6,788	33,053	5,153
Total liabilities	229,517	2,606,715	144,967
Net assets	$26,856,948	$85,177,309	$11,613,104

PRICING OF SHARES (NOTE 2):
Net Assets	$26,856,948	$85,177,309	$11,613,104
Shares Outstanding	1,837,030	5,477,174	844,299
Net asset value, offering and redemption price per share	$14.62	$15.55	$13.75

NET ASSETS CONSISTS OF:
Paid-in capital	$23,972,781	$73,831,329	$9,667,866
Undistributed net investment income	102,753	54,964	42,845
Accumulated net realized gain on investments	2,127,092	4,385,301	1,588,634
Net unrealized appreciation in value of investments	654,322	6,905,715	313,759
Net assets	$26,856,948	$85,177,309	$11,613,104

The accompanying notes to financial statements are an integral part of these financial statements.
30		www.cornercapfunds.com

Statements of Operations
For the Year Ended March 31, 2015

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $1,062, $393 and $837, respectively)	$396,829	$950,395	$269,657
Interest	253,401	243	41
Total investment income	650,230	950,638	269,698

EXPENSES:
Advisory fees	255,453	645,378	120,880
Operating expenses	76,636	322,689	60,440
Total expenses	332,089	968,067	181,320
Less fees waived/reimbursed by investment adviser	(51,091)	(129,076)	(36,264)
Net expenses	280,998	838,991	145,056
Net investment income	369,232	111,647	124,642

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	3,187,612	7,272,052	2,389,525
Change in unrealized appreciation (depreciation) of investments	(2,301,112)	(1,540,105)	(1,658,144)
Net gain on investments	886,500	5,731,947	731,381
Net increase in net assets resulting from operations	$1,255,732	$5,843,594	$856,023

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		31

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2015	Year Ended March 31, 2014
OPERATIONS:
Net investment income	$369,232	$319,952	$111,647	$10,592	$124,642	$96,562
Net realized gain on investments	3,187,612	1,938,644	7,272,052	8,729,108	2,389,525	1,229,947
Long-term capital gains distributions from other investment companies	-	39,075	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	(2,301,112)	932,941	(1,540,105)	5,903,304	(1,658,144)	1,129,991
Net increase in net assets resulting from operations	1,255,732	3,230,612	5,843,594	14,643,004	856,023	2,456,500

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(366,495)	(290,002)	(78,979)	-	(114,458)	(80,252)
From net realized gain on investments	(2,348,112)	(830,002)	(7,714,238)	(6,390,497)	(875,657)	-
Total distributions	(2,714,607)	(1,120,004)	(7,793,217)	(6,390,497)	(990,115)	(80,252)

CAPITAL SHARE TRANSACTIONS:
Net increase from capital share transactions (see Note 3)	4,795,321	2,117,524	27,367,188	14,905,290	895,024	311,915
Redemption fees	-	1,894	-	1,568	116	1,001
Net increase from capital share transactions	4,795,321	2,119,418	27,367,188	14,906,858	895,140	312,916
Total increase in net assets	3,336,446	4,230,026	25,417,565	23,159,365	761,048	2,689,164

NET ASSETS:
Beginning of year	23,520,502	19,290,476	59,759,744	36,600,379	10,852,056	8,162,892
End of year*	$26,856,948	$23,520,502	$85,177,309	$59,759,744	$11,613,104	$10,852,056

* Including undistributed net investment income/(loss) of:	$102,753	$100,016	$54,964	$-	$42,845	$32,661

The accompanying notes to financial statements are an integral part of these financial statements.
32		www.cornercapfunds.com

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$15.51	$14.03	$13.51	$13.65	$12.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(a)	0.23	(a)	0.24	0.24	0.26
Net realized and unrealized gain (loss) on investments	0.59	2.09	0.78	(0.07)	0.97
Total Income from Investment Operations	0.81	2.32	1.02	0.17	1.23

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.23)	(0.22)	(0.24)	(0.31)	(0.40)
Distributions from net realized gain on investments	(1.47)	(0.62)	(0.26)	—	—
Total Dividends and Distributions to Shareholders	(1.70)	(0.84)	(0.50)	(0.31)	(0.40)
Paid-in Capital from Redemption Fees	0.00	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$14.62	$15.51	$14.03	$13.51	$13.65
Total Return	5.12%	16.76%	7.85%	1.47%	9.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$26,857	$23,521	$19,290	$18,538	$18,427

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.45%	1.54%	1.82%	1.64%	2.13%
Net expenses	1.10%	1.10%	1.10%	1.20	%(c)	1.30%
Gross expenses	1.30	%(d)	1.30	%(d)	1.30	%(d)	1.30	%(d)	1.30%
Portfolio turnover rate	87%	43%	40%	38%	31%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		33

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$16.25	$13.74	$12.98	$13.51	$10.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(a)	0.00	(a)	(b)	0.10	0.03	(0.07)
Net realized and unrealized gain (loss) on investments	1.21	4.51	1.46	(0.56)	3.01
Total Income/(Loss) from Investment Operations	1.24	4.51	1.56	(0.53)	2.94

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.02)	—	(0.13)	—	—
Distributions from net realized gain on investments	(1.92)	(2.00)	(0.67)	—	—
Total Dividends and Distributions to Shareholders	(1.94)	(2.00)	(0.80)	—	—
Paid-in Capital from Redemption Fees	0.00	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$15.55	$16.25	$13.74	$12.98	$13.51
Total Return	8.21%	33.09%	12.70%	(3.92)%	27.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$85,177	$59,760	$36,600	$22,922	$22,872

RATIOS TO AVERAGE NET ASSETS:
Net investment income (loss)	0.17%	0.02%	0.74%	0.30%	(0.62)%
Net expenses	1.30%	1.30%	1.30%	1.40	%(c)	1.50%
Gross expenses	1.50	%(d)	1.50	%(d)	1.50	%(d)	1.50	%(d)	1.50%
Portfolio turnover rate	112%	109%	131%	56%	61%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
34		www.cornercapfunds.com

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012		Year Ended March 31, 2011(a)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.87	$10.88	$10.07	$10.41		$9.16
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15 (b)	0.12 (b)	0.10	0.08		0.02
Net realized and unrealized gain (loss) on investments	0.91	2.97	0.81	(0.34	)(c)	1.23
Total Income/(Loss) from Investment Operations	1.06	3.09	0.91	(0.26)		1.25

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.14)	(0.10)	(0.10)	(0.08)		—
Distributions from net realized gain on investments	(1.04)	—	—	—		—
Total Dividends and Distributions to Shareholders	(1.18)	(0.10)	(0.10)	(0.08)		—
Paid-in Capital from Redemption Fees	0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)
Net asset value, end of year	$13.75	$13.87	$10.88	$10.07		$10.41
Total Return	7.46%	28.42%	9.16%	(2.42)%		13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$11,613	$10,852	$8,163	$5,560		$3,955

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.03%	0.98%	1.20%	0.98%		0.24%
Net expenses	1.20%	1.20%	1.20%	1.25	%(e)	1.38%
Gross expenses(f)	1.50%	1.50%	1.50%	1.50%		1.50%
Portfolio turnover rate	125%	60%	43%	35%		136%

(a)	Prior to July 29, 2010, the CornerCap Large/Mid-Cap Value Fund was known as the CornerCap Contrarian Fund.
(b)	Calculated based on average shares outstanding during each year.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)	Effective October 1, 2011, the Adviser agreed to limit expenses a 1.20%. Prior to October 1, 2011, the expense cap in place was 1.30%.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
Annual Report I March 31, 2015		35

Notes to Financial Statements
March 31, 2015

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including

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Notes to Financial Statements
March 31, 2015

any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2012-2014 and as of and during the year ended March 31, 2015, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

Annual Report I March 31, 2015	37

Notes to Financial Statements
March 31, 2015

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,872,857	$-	$-	$15,872,857
Exchange Traded Funds	1,059,546	-	-	1,059,546
Government Bond	-	520,803	-	520,803
Corporate Bonds	-	7,637,054	-	7,637,054
Municipal Bonds	-	463,031	-	463,031
Certificates of Deposit	-	250,409	-	250,409
Short-Term Investments	988,775	-	-	988,775
Total	$17,921,178	$8,871,297	$-	$26,792,475

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$81,692,067	$-	$-	$81,692,067
Short-Term Investments	3,960,528	-	-	3,960,528
Total	$85,652,595	$-	$-	$85,652,595

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,503,417	$-	$-	$11,503,417
Short-Term Investments	67,185	-		67,185
Total	$11,570,602	$-	$-	$11,570,602

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2015.

For the year ended March 31, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

3. SHARES OF BENEFICIAL INTEREST

On March 31, 2015, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.

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Notes to Financial Statements
March 31, 2015

Transactions in shares of beneficial interest were as follows:

March 31, 2015 CornerCap Balanced Fund:5574		42094	#	#		41729

	Year Ended March 31, 2015				Year Ended March 31, 2014
	Shares	Amount			Shares	Amount
Shares Sold	363,579	$5,540,649			202,958	$3,043,461
Shares Issued in Reinvestment of Dividends	183,973	2,711,768			75,175	1,118,606
Total	547,552	8,252,417			278,133	4,162,067
Less Shares Redeemed	(226,634)	(3,457,096)			(137,286)	(2,044,543)
Net increase	320,918	$4,795,321			140,847	$2,117,524

March 31, 2015 CornerCap Small-Cap Value Fund:5574		42094	#	#		41729

	Year Ended March 31, 2015				Year Ended March 31, 2014
	Shares	Amount			Shares	Amount
Shares Sold	1,598,514	$24,616,043			1,292,968	$19,084,847
Shares Issued in Reinvestment of Dividends	523,914	7,780,119			399,869	6,369,919
Total	2,122,428	32,396,162			1,692,837	25,454,766
Less Shares Redeemed	(321,780)	(5,028,974)			(680,126)	(10,549,476)
Net increase	1,800,648	$27,367,188			1,012,711	$14,905,290

March 31, 2015 CornerCap Large/Mid-Cap Value Fund:5574		42094	#	#		41729

	Year Ended March 31, 2015				Year Ended March 31, 2014
	Shares	Amount			Shares	Amount
Shares Sold	197,580	$2,776,016			270,147	$3,304,555
Shares Issued in Reinvestment of Dividends	70,614	987,891			6,038	79,037
Total	268,194	3,763,907			276,185	3,383,592
Less Shares Redeemed	(206,515)	(2,868,883)			(243,894)	(3,071,677)
Net increase	61,679	$895,024			32,291	$311,915

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization

Annual Report I March 31, 2015	39

Notes to Financial Statements
March 31, 2015

for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2015 and March 31, 2014 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2015	2014
Ordinary Income	$1,168,009	$420,002
Long-term capital gains	1,546,598	700,002
Total	$2,714,607	$1,120,004

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2015	2014
Ordinary Income	$3,289,628	$4,603,756
Long-term capital gains	4,503,589	1,786,741
Total	$7,793,217	$6,390,497

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2015	2014
Ordinary Income	$389,070	$80,252
Long-term capital gains	601,045	-
Total	$990,115	$80,252

For the year ended March 31, 2015, each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of the differing book/tax treatment of investments in partnerships.

Paid-in-Capital	Increase/(Decrease) Net Investment Income	Increase/(Decrease) Accumulated Net Realized Gain

CornerCap Balanced Fund	$-	$-	$-
CornerCap Small-Cap Value Fund	3,254	22,296	(25,550)
CornerCap Large/Mid-Cap Value Fund	-	-	-

As of March 31, 2015, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$344,611	$1,707,310	$266,442
Accumulated net realized gain on investments	1,885,234	2,732,955	1,366,994
Net unrealized appreciation on investments	654,322	6,905,715	311,802
Total	$2,884,167	$11,345,980	$1,945,238

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Notes to Financial Statements
March 31, 2015

As of March 31, 2015, the Funds had no capital loss carryforwards to reduce the Funds’ taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2015, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,525,155	$9,451,319	$907,082
Gross unrealized depreciation (excess of tax cost over value)	(870,833)	(2,545,604)	(595,280)
Net unrealized appreciation	$654,322	$6,905,715	$311,802
Cost of investments for income tax purposes	$26,138,153	$78,746,880	$11,258,800

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds’ investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.50% and 0.50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.10%
CornerCap Small-Cap Value Fund	1.30%
CornerCap Large/Mid-Cap Value Fund	1.20%

The contractual agreements cannot be terminated prior to August 1, 2015, without the Board of Trustees’ approval.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to,

Annual Report I March 31, 2015	41

Notes to Financial Statements
March 31, 2015

transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Effective April 1, 2015, Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) will provide fund accounting and fund administration services to each Fund. Effective April 13, 2015, Atlantic will provide transfer agency services to the Funds. Pursuant to an Atlantic services agreement, the Adviser will pay Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Effective April 13, 2015, Foreside Fund Services, LLC will serve as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates.

Certain officers and directors of the Funds are also officers and directors of the Adviser.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended March 31, 2015, excluding U.S. Government and Agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Balanced Fund	$22,497,083	$20,742,508
CornerCap Small-Cap Value Fund	89,308,667	70,580,166
CornerCap Large/Mid-Cap Value Fund	14,658,648	14,610,971

Investment transactions in U.S. Government and Agency securities for the year ended March 31, 2015 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Balanced Fund	$517,327	$0

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2015, Charles Schwab & Co. held approximately 48.17%, 76.35% and 60.23% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Notes to Financial Statements
March 31, 2015

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

Annual Report I March 31, 2015	43

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund (the “Funds”), as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CornerCap Group of Funds as of March 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 18, 2015

44	www.cornercapfunds.com

Additional Information (Unaudited)
March 31, 2015

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds’ Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.

3. COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $3,000 for each Trustees meeting attended in‐person and $2,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,000 per Audit Committee meeting, and the Audit Committee Chairman is paid $2,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year.

4. TAX DESIGNATIONS

Of the ordinary income (including short‐term capital gain) distributions made by the Funds during the year ended December 31, 2014, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
CornerCap Balanced Fund	24.59%
CornerCap Small-Cap Value Fund	25.73%
CornerCap Large/Mid-Cap Value Fund	31.27%

For the year ended December 31, 2014, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information should have already been reported in conjunction with the reporting of your distributions on Form 1099‐DIV. The percentages were as follows:

Fund	Percentage
CornerCap Balanced Fund	26.92%
CornerCap Small-Cap Value Fund	24.99%
CornerCap Large/Mid-Cap Value Fund	32.09%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund and CornerCap Large/Mid-Cap Value Fund designated $1,546,598, $4,503,589, and $601,045, respectively, as long‐term capital gain dividends.

Annual Report I March 31, 2015	45

Additional Information (Unaudited)
March 31, 2015

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel.	None

INDEPENDENT TRUSTEES

Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (2004-present) (real estate and related companies).

				Director, Gray Television, Inc., since 1991
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005.	None
G. Harry Durity Born: 1946	Trustee (1992-2004, since 2010)	3	Director, Overland Solutions, Inc. (Private Compnay) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005; Director, Alexander Mann Solutions (Private Company).	Director, Website Pros, Inc.
*All Independent Trustees can be contacted via the Funds at:

Three Canal Plaza, Suite 600, Portland, ME 04101.

46	www.cornercapfunds.com

Additional Information (Unaudited)
March 31, 2015

OFFICERS

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T. Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	N/A
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Annual Report I March 31, 2015	47

CornerCap
GROUP OF FUNDS

www.cornercapfunds.com

888-813-8637

Foreside Fund Services, LLC, distributor.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management and other information.

232-ANR-0315

ITEM 2. CODE OF ETHICS.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics was filed as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR on June 6, 2008. There have been no amendments to the Code of Ethics since it was last filed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $25,600  in 2014 and $25,600  in 2015.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2014 and $0 in 2015.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $5,250 in 2014 and $5,250 in 2015. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2014 and $0 in 2015.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2014 and $0 in 2015. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant’s principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant’s Form N-CSR for its fiscal year ended March 31, 2008, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      CornerCap Group of Funds

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date         May 20, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer

Date    May 20, 2015